AXS 1.5X PYPL Bull Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$869,539
TOTAL NET ASSETS — 100.0%	$869,539

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Paypal Holdings, Inc.	Receive	5.57% (OBRF01* + 125bps)	At Maturity	7/13/23	$1,539,051	$-	$(234,657)
TOTAL EQUITY SWAP CONTRACTS								$(234,657)

*	OBFR01 - Overnight Bank Funding Rate, 4.32% as of December 31, 2022.